UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adirondack Research & Management, Inc.
Address: 2390 Western Avenue, Guilderland, NY 12084


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Roeder
Title:     Chief Compliance Officer
Phone:   (518) 690-0470

Signature, Place, and Date of Signing:

          Guilderland, NY - February 6, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     92

Form13F Information Table Value Total: $   102,294

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

 FORM 13F INFORMATION


 TABLE



Item 1                      Item 2        Item 3   Item 4             Item 5         Item 6     Item 7            Item 8
Name of Issuer              Class        CUSIP No. Market             Quantity       Investment Other        Voting Authority
                                                   Value                             Discretion Managers   Sole    Shared  None
ABBOTT LABS                 COM          002824100  $             447          6,825 Sole       None                       6,825
AERCAP HOLDINGS NV          SHS          N00985106  $             730        53,210  Sole       None      53,210
ALBANY MOLECULAR RESH INC   COM          012423109  $          1,803       341,447   Sole       None      341,447
ALCATEL-LUCENT              SPONSORED    013904305  $             245      176,434   Sole       None      176,434
                            ADR
ALLSCRIPTS HEALTHCARE       COM          01988P108  $          1,272       135,049   Sole       None      135,049
SOLUTN
ASSURED GUARANTY LTD        COM          G0585R106  $          1,275         89,600  Sole       None      89,600
AT&T INC                    COM          00206R102  $             480        14,250  Sole       None                      14,250
AUTOBYTEL INC               COM NEW      05275N205  $          1,040       261,423   Sole       None      261,423
AXT INC                     COM          00246W103  $             958      340,872   Sole       None      340,872
BENCHMARK ELECTRS INC       COM          08160H101  $          1,384         83,288  Sole       None      83,288
BOSTON SCIENTIFIC CORP      COM          101137107  $             375        65,525  Sole       None                      65,525
BROADRIDGE FINL SOLUTIONS   COM          11133T103  $          1,515         66,200  Sole       None      66,200
IN
BROCADE COMMUNICATIONS SYS  COM NEW      111621306  $          2,065       387,400   Sole       None      387,400
I
BROOKLINE BANCORP INC DEL   COM          11373M107  $          1,594       187,574   Sole       None      187,574
CALLAWAY GOLF CO            COM          131193104  $          2,143       329,708   Sole       None      329,708
CAL MAINE FOODS INC         COM NEW      128030202  $             700        17,398  Sole       None      17,398
CHRISTOPHER & BANKS CORP    COM          171046105  $             619      113,663   Sole       None      113,663
CNO FINL GROUP INC          COM          12621E103  $          2,468       264,478   Sole       None      264,478
COCA COLA ENTERPRISES INC   COM          19122T109  $             453        14,275  Sole       None                      14,275
NE
COCA COLA BOTTLING CO CONS  COM          191098102  $          2,081         31,300  Sole       None      31,300
COEUR D ALENE MINES CORP    COM NEW      192108504  $             846        34,400  Sole       None      34,400
IDA
CONSOLIDATED EDISON INC     COM          209115104  $             283          5,100 Sole       None                       5,100
COSI INC                    COM          22122P101  $             744      956,896   Sole       None      956,896
COVANTA HLDG CORP           COM          22282E102  $          1,312         71,200  Sole       None      71,200
COWEN GROUP INC NEW         CL A         223622101  $          1,298       529,874   Sole       None      529,874
CRYOLIFE INC                COM          228903100  $          1,215       195,102   Sole       None      195,102
CTS CORP                    COM          126501105  $          2,002       188,312   Sole       None      188,312
DOLE FOOD CO INC NEW        COM          256603101  $          1,884       164,240   Sole       None      164,240
DYNEGY INC NEW              COM          26817R108  $             999        52,224  Sole       None      52,224
ELECTRO SCIENTIFIC INDS     COM          285229100  $             664        66,723  Sole       None      66,723
EMCOR GROUP INC             COM          29084Q100  $          2,320         67,034  Sole       None      67,034
EMULEX CORP                 COM NEW      292475209  $             965      132,133   Sole       None      132,133
ENDURANCE SPECIALTY HLDGS   SHS          G30397106  $          1,757         44,258  Sole       None      44,258
LT
EXELON CORP                 COM          30161N101  $             431        14,480  Sole       None                      14,480
FIRSTMERIT CORP             COM          337915102  $          1,962       138,243   Sole       None      138,243
FRESH DEL MONTE PRODUCE INC ORD          G36738105  $          1,474         55,924  Sole       None      55,924
GAIAM INC                   CL A         36268Q103  $             816      258,242   Sole       None      258,242
GENERAL ELECTRIC CO         COM          369604103  $             378        18,000  Sole       None                      18,000
GENWORTH FINL INC COM       COM CL A     37247D106  $          2,342       311,800   Sole       None      244,100         67,700
GFI GROUP INC               COM          361652209  $             435      134,332   Sole       None      133,582           750
GLOBAL POWER EQUIPMENT GRP  COM PAR      37941P306  $          1,517         88,489  Sole       None      88,489
I                           $0.01
HARDINGE INC                COM          412324303  $          1,053       105,910   Sole       None      105,910
HARTFORD FINL SVCS GROUP    COM          416515104  $             488        21,725  Sole       None                      21,725
INC
HOOPER HOLMES INC           COM          439104100  $             770   1,939,156    Sole       None     1,939,156
HUNTSMAN CORP               COM          447011107  $             465        29,250  Sole       None                      29,250
IAC INTERACTIVECORP         COM PAR      44919P508  $          1,493         31,599  Sole       None      31,599
                            $.001
INTRALINKS HLDGS INC        COM          46118H104  $          1,650       267,377   Sole       None      267,377
IPASS INC                   COM          46261V108  $             945      516,494   Sole       None      516,494
JANUS CAP GROUP INC         COM          47102X105  $          1,999       234,668   Sole       None      234,668
JOURNAL COMMUNICATIONS INC  CL A         481130102  $          2,262       418,119   Sole       None      418,119
KEYNOTE SYS INC             COM          493308100  $          1,119         79,395  Sole       None      79,395
KROGER CO                   COM          501044101  $             302        11,625  Sole       None                      11,625
LSI INDS INC                COM          50216C108  $          1,801       256,891   Sole       None      256,891
MATRIX SVC CO               COM          576853105  $             912        79,282  Sole       None      79,282
METLIFE INC                 COM          59156R108  $             425        12,900  Sole       None                      12,900
MICROSOFT CORP              COM          594918104  $             239          8,960 Sole       None                       8,960
MONDELEZ INTL INC           CL A         609207105  $             213          8,350 Sole       None                       8,350
MONTPELIER RE HOLDINGS LTD  SHS          G62185106  $          1,317         57,600  Sole       None      57,600
MORGAN STANLEY              COM NEW      617446448  $             359        18,775  Sole       None                      18,775
MYERS INDS INC              COM          628464109  $             453        29,908  Sole       None      29,908
NCR CORP NEW                COM          62886E108  $             435        17,091  Sole       None      17,091
NISOURCE INC                COM          65473P105  $             366        14,700  Sole       None                      14,700
NN INC                      COM          629337106  $          1,150       125,571   Sole       None      125,571
OMEGA PROTEIN CORP          COM          68210P107  $             998      163,085   Sole       None      163,085
OWENS & MINOR INC NEW       COM          690732102  $          2,114         74,151  Sole       None      74,151
PAN AMERICAN SILVER CORP    COM          697900108  $          1,038         55,400  Sole       None      55,400
PFIZER INC                  COM          717081103  $             284        11,330  Sole       None                      11,330
PHOENIX COS INC NEW         COM NEW      71902E604  $          1,069         43,207  Sole       None      43,207
PNM RES INC                 COM          69349H107  $             491        23,939  Sole       None      23,939
REAL GOODS SOLAR INC        CL A         75601N104  $                      125,800   Sole       None                      125,800
                                                   96
REALNETWORKS INC            COM NEW      75605L708  $             927      122,569   Sole       None      120,333          2,236
SABA SOFTWARE INC           COM NEW      784932600  $          1,270       145,344   Sole       None      145,344
SANMINA CORPORATION         COM          801056102  $          1,627       146,989   Sole       None      146,989
SEABOARD CORP               COM          811543107  $          1,910                 Sole       None        755
                                                                      755
SEACHANGE INTL INC          COM          811699107  $          1,738       179,724   Sole       None      179,724
SELECTIVE INS GROUP INC     COM          816300107  $          1,387         71,984  Sole       None      71,984
SMART BALANCE INC           COM          83169Y108  $          2,483       192,450   Sole       None      192,450
SPRINT NEXTEL CORP          COM SER 1    852061100  $             236        41,700  Sole       None                      41,700
STEWART INFORMATION SVCS    COM          860372101  $          2,138         82,216  Sole       None      82,216
COR
STR HLDGS INC               COM          78478V100  $                        31,700  Sole       None      31,700
                                                   80
TELLABS INC                 COM          879664100  $             311      136,571   Sole       None      136,571
TETRA TECHNOLOGIES INC DEL  COM          88162F105  $          1,774       233,686   Sole       None      233,686
TRINITY BIOTECH PLC         SPON ADR NEW 896438306  $          2,320       160,907   Sole       None      160,907
TRIQUINT SEMICONDUCTOR INC  COM          89674K103  $             757      156,675   Sole       None      156,675
TRUSTCO BK CORP N Y         COM          898349105  $             321        60,750  Sole       None                      60,750
UNS ENERGY CORP             COM          903119105  $          2,227         52,500  Sole       None      52,500
VASCULAR SOLUTIONS INC      COM          92231M109  $          1,521         96,241  Sole       None      96,241
VISTEON CORP                COM NEW      92839U206  $          1,899         35,288  Sole       None      35,288
WARWICK VALLEY TEL CO       COM          936750108  $             119        11,413  Sole       None                      11,413
WRIGHT MED GROUP INC        COM          98235T107  $             663        31,600  Sole       None      31,600
XEROX CORP                  COM          984121103  $             341        50,000  Sole       None                      50,000
YAHOO INC                   COM          984332106  $             649        32,600  Sole       None                      32,600

                                                    $      102,294